Annual Total Returns[BarChart] - PGIM Floating Rate Income Fund - A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.91%	5.25%	1.17%	0.75%	8.66%	4.45%	(0.06%)	7.99%	4.60%